Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 140,050	$ 118,656	$ 102,551
Accumulated depreciation and amortization	(33,484)	(31,646)	(27,403)
Net value of property and equipment	106,566	87,010	75,148
Land	19,774	16,970	12,234
Total property, plant and equipment, net	126,340	103,980	87,382
Building [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	37,871	36,228	34,710
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	94,770	76,497	61,539
Office equipment and software [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	4,347	2,868	3,221
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	1,528	1,412	1,193
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 1,534	$ 1,651	$ 1,888